Share capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital
10	Share capital

a)	Common shares
The Company’s authorized share capital consists of unlimited common shares without par value. At December 31, 2022, the Company had 198,134,931 (December 31, 2021 – 192,687,906
)
shares issued and outstanding.

b)	Net loss per common share
Net loss per common share is computed by dividing net loss attributable to common shares by the weighted average number of common shares outstanding during the reporting period. All share options and equity settled instruments outstanding at each period end have been excluded from the weighted average common share calculation as they are anti-dilutive.

c)	Private placement
On September 14, 2020, the Company closed a
non-brokered
private placement issuing 10,278,000 units at a price of C$0.43 per unit for aggregate gross proceeds of C$4.4 million. Each unit consisted of one common share of the Company and one-half
of one transferable common share purchase warrant (a “Warrant””). Each whole Warrant will entitle the holder to acquire one additional common share of the Company at a price of C$0.60 per share for a period of 3 years. The Company paid a finder’s fee of C$86,000, equal to 5% of aggregate gross subscription proceeds received by the Company from purchasers introduced to the Company by the finder. The Company recognized net proceeds of C$4.3 million after deducting share issuance costs.

d)	Share options
The Company provides share-based compensation to its directors, officers, employees, and consultants through grants of share options.
The Company has adopted a stock option plan (the “Plan”) to grant options to directors, officers, employees and consultants to acquire up to 10% of the issued and outstanding shares of the Company. Options granted can have a term of up to ten years and an exercise price typically not less than the Company’s closing share price on the TSX on the last trading day before the date of grant. Vesting is determined at the discretion of the Board of Directors.
Under the Plan, an option holder may elect to transform an option, in whole or in part and, in lieu of receiving shares to which the terminated option relates (the “Designated Shares”), receive the number of shares, disregarding fractions, which, when multiplied by the weighted average trading price of the shares on the TSX during the five trading days immediately preceding the day of termination (the “Fair Value” per share) of the Designated Shares, has a total dollar value equal to the number of Designated Shares multiplied by the difference between the Fair Value and the exercise price per share of the Designated Shares.
The Company uses historical data to estimate option exercise, forfeiture and employee termination within the valuation model. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the share options. Since the Company has not paid and does not anticipate paying dividends on its common shares, the expected dividend yield is assumed to be zero. Companies are required to utilize an estimated forfeiture rate when calculating the expense for the reporting period. Based on the best estimate, management applied the estimated forfeiture rate of nil in determining the expense recorded in profit or loss.

Share option transactions are summarized as follows:

	Number of share options (000’s)	Weighted average exercise price C$

Outstanding – December 31, 2019	9,945	0.43

Granted	1,905	0.51

Exercised	(782)	0.29

Cancelled	(358)	0.29

Forfeited/expired	(160)	0.31

Outstanding – December 31, 2020	10,550	0.46

Granted	1,220	0.77

Exercised	(1,595)	0.36

Cancelled	(775)	0.36

Outstanding – December 31, 2021	9,400	0.52

Granted	1,047	1.07

Exercised	(1,112)	0.52

Cancelled	(798)	0.53

Outstanding – December 31, 2022	8,537	0.59
At December 31, 2022, the following share options were outstanding:

Number of share options (000`s)	Number of share options vested (000’s)	Exercise price per share option C$	Expiry date

3,770	3,770	0.365 – 0.77	Feb – Dec 2023

1,545	1,545	0.365	Dec 2024

1,255	1,255	0.51	Dec 2025

920	920	0.77	Dec 2026

1,047	972	0.82 – 1.14	April - Nov 2027

8,537	8,462

December 31, 2022

Weighted average exercise price for exercisable options	C$0.54

Weighted average share price for options exercised	C$1.18

Weighted average years to expiry for exercisable share options	2.14 years
For the year ended December 31, 2022, the total share-based compensation charges relating to 1,047,000 options granted to officers, employees, directors and consultants was $0.4 million (2021 - $0.7 million; 2020 - $0.4 million).

The weighted average fair value at date of grant for the options granted during the year ended December 31, 2022 was C$0.40 (2021 – C$0.37; 2020 – C$0.24). The following weighted average assumptions were used for the Black-Scholes valuation of share options granted:

	2022	2021	2020

Risk-free interest rate	3.32%	1.41%	0.41%

Expected life of options (years)	5.0	4.9	4.9

Expected volatility	54%	56%	56%

Expected dividend	0.00%	0.00%	0.00%

e)	Share purchase warrants
As part of the Company’s private placement on September 14, 2020, the Company issued 5,139,000 Warrants. Each Warrant entitles the holder to acquire one common share of the Company at a price of C$0.60 per share for a period of 3 years.
The fair value per Warrant issued during fiscal 2020 was determined to be C$0.12 using the following weighted average assumptions using the Black-Scholes option pricing model:

Share price	C$0.43
Risk-free interest rate	0.24%
Expected dividend	0.00%
Expected life	3 years
Expected volatility	56%
During fiscal 2022, share purchase warrants to purchase 4,115,354 common shares with an exercise price of C$0.55 were exercised resulting in gross proceeds of C$2.3 million being received by the Company. 586,803 share purchase warrants with an exercise price of C$0.55 expired on January 10, 2022.
During fiscal 2021, 4,562,578 warrants with an exercise price of C$0.55 and expiry dates of January 10, 2022 and January 12, 2022 were exercised and the Company received gross proceeds of C$2.5 million.
Share purchase warrant transactions are summarized as follows:

	Number of share purchase warrants	Weighted average exercise price C$

Outstanding – December 31, 2019	9,264,735	0.55

Issued	5,139,000	0.60

Outstanding – December 31, 2020	14,403,735	0.57

Exercised	(4,562,578)	0.55

Outstanding – December 31, 2021	9,841,157	0.58

Exercised Expired	(4,115,354) (586,803)	0.55 0.55

Outstanding – December 31, 2022	5,139,000	0.60
At December 31, 2022, the following Warrants were outstanding:

Number of share purchase warrants	Exercise price per share purchase warrant C$	Expiry date

5,139,000	0.60	September 13, 2023

f)	Deferred share units
DSUs are granted to the Company’s directors and executives as a part of compensation under the terms of the Company’s deferred share unit plan (the “DSU Plan”). DSUs vest when certain conditions as stated in the DSU Plan are met, except in the event of an earlier change of control, in which case, the DSUs will vest fully upon such change of control.

At December 31, 2022, the following DSUs were outstanding:

Number of DSUs (000’s)

Outstanding – December 31, 2019	-

Granted	450

Outstanding – December 31, 2020	450

Granted	615

Outstanding – December 31, 2021	1,065

Granted	708

Redeemed	(220)

Outstanding – December 31, 2022	1,553
During the year ended December 31, 2022, the Company granted 708,000 DSUs to the Company’s directors and executives. The Company recorded share-based compensation of $0.6 million (2021 - $0.4 million, 2020 - $0.2 million) related to the DSUs granted in the year ended December 31, 2022. Each vested DSU entitles the holder to receive one common share of the Company or a cash payment equivalent to the closing price of one common share of the Company on the TSX on the last trading day preceding the DSU’s redemption date. The DSUs granted in 2022 and 2021 vested immediately.
The fair value per DSU granted during fiscal 2022 was determined to be C$1.14 (2021 – C$0.77, 2020 – C$0.51) which is the share
price of the Company on the grant date.